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Castle Tandem Fund
Summary Section
Investment Objective
The Castle Tandem Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Castle Tandem Fund Institutional USD ($)
Redemption Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Castle Tandem Fund Institutional
Management Fees	1.00%
Distribution 12b-1 Fees	none
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.59%
Fee Waiver	(0.40%)	[1]
Total Annual Fund Operating Expenses After Waiver	1.19%
[1]	Under the Services Agreement the Adviser receives an additional fee of 0.58% per annum and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses. Effective November 1, 2022 the Adviser has contractually agreed to waive Services Agreement fees by 0.40% of its average daily net assets through October 31, 2023. The Services Agreement fee waiver will automatically terminate on October 31, 2023 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before October 31, 2023. The waiver may be terminated by the Board of Trustees.

Expense Example

The following example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. In addition, the example for the one-year period reflects the impact the fee waiver has on Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Castle Tandem Fund | Institutional | USD ($)	121	463	828	1,855

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended, the Fund’s portfolio turnover rate was 25.25% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Fund seeks to achieve long-term capital appreciation by investing in a focused portfolio of securities. Under normal market conditions, the Fund invests primarily in common stocks of large-capitalization companies. The Fund generally considers a company to be a large-capitalization company if, at the time of purchase, its market capitalization is $15 billion or more. Although the Fund invests primarily in large-capitalization companies it may also invest in small and medium capitalization companies. The Fund may invest in foreign securities, including sponsored American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. Also, from time to time, the Fund may invest a significant portion of its assets in a particular sector. This could result in the Fund being overweight certain sectors at various times.

Tandem Investment Advisors, Inc. (the “Sub-Adviser”) searches for companies it believes are capable of having consistent growth in earnings, revenues and cash flow through any economic environment; have consistent dividend growth as a result of earnings, revenue and cash flow growth; have a dominant or competitive advantage; and have consistency in and depth of management.

The Sub-Adviser employs a disciplined system built on a proprietary investment process. The proprietary investment selection process starts by applying quantitative analysis across a universe of approximately 3,000 stocks, resulting in each stock that meets the Sub-Adviser’s basic investment criteria being classified as either a buy, accumulate, hold or sell. The Sub-Adviser’s investment team then reviews the fundamentals of the stocks identified by its quantitative analysis prior to any buy or sell decisions being executed. The Sub-Adviser believes this semi-quantitative investment process differentiates the Fund from other funds that employ strictly quantitative analysis. The Sub-Adviser then uses technical analysis (i.e. monitors the price action of a potential investment) to determine the price to buy or sell specific securities.

The Sub-Adviser may sell or reduce the Fund's position in a security (1) when the fundamentals no longer meet the Sub-Adviser’s requirements, (2) when the Sub-Adviser’s quantitative model ranks the security as overvalued, (3) when the security experiences significant relative price appreciation, or (4) when the security experiences significant relative underperformance versus the performance of the S&P 500 Index.

The Fund will hold the uninvested portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, investment grade short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited. The amount of cash the Fund will hold or the duration for which it will be held is at the discretion of the Sub-Adviser.

The Principal Risks of Investing in the Fund

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. The loss of money is a risk of investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Market Capitalization Risk. The Fund’s focus on large-capitalization companies subjects the Fund to the risks that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large-capitalization companies. Small and medium-sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Foreign Risk. The Fund may invest in foreign securities, including ADRs. The Fund’s investments in sponsored ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments.

Management Risks. The Sub-Adviser's implementation of the Fund's strategy may fail to produce the intended results.

Fixed Income Securities Risks. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline. Credit risk is the risk that the issuer of the fixed income securities may not be able to meet interest or principal payments when the securities become due.

Performance History

The bar chart shows performance of the Fund for each full calendar year since the Fund's inception. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.castleim.com/tandx or by calling 1-877-743-7820.

For the period January 1, 2022 through September 30, 2022, the total return for the Fund was -15.87%. Best Quarter (6/30/20) +12.94% Worst Quarter (3/31/20) -9.34%
Average Annual Total Returns - Castle Tandem Fund	1 Year	Since Inception	Inception Date
Institutional	19.07%	16.01%	Mar. 15, 2019
Institutional | After Taxes on Distributions	17.75%	15.43%	Mar. 15, 2019
Institutional | After Taxes on Distributions and Sales	12.10%	12.46%	Mar. 15, 2019
S&P 500® Index (does not reflect deductions for fees, expenses or taxes)	28.71%	22.67%	Mar. 15, 2019

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.